United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: March 31, 2011"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  	Foster & Motley, Inc."
"Address:  	7755 Montgomery Road, Suite 100"
"          	Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, April 28, 2011"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:	 124
Form 13F Information Table Value Total:  262,674 (thousands)

List of Other Included Managers:  None

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                                                               Form 13F Information Table

                                         Title of                Value             Investment     Other    Voting Auth
             Name of Issuer               Class       Cusip     (x$1000)  Shares   Discretion   Managers       Sole
3M Company                              com       88579Y101      6,114    65,388      sole                    65,388
A T & T Inc.                            com       00206R102      2,165    70,712      sole                    70,712
Abbott Laboratories                     com       002824100      4,378    89,248      sole                    89,248
Accenture Ltd Cl A                      com       G1151C101      2,494    45,364      sole                    45,364
AFLAC Inc                               com       001055102      2,852    54,032      sole                    54,032
American Express Company                com       025816109      2,391    52,893      sole                    52,893
Amerisource Bergen                      com       03073E105       269      6,790      sole                    6,790
Annaly Capital Management               com       035710409      5,941    340,481     sole                   340,481
Archer-Daniels-Midland Co               com       039483102      3,770    104,705     sole                   104,705
Auto Data Processing                    com       053015103      1,149    22,400      sole                    22,400
Bank of Hawaii Corporation              com       062540109       481     10,065      sole                    10,065
Baxter International Inc                com       071813109      1,038    19,307      sole                    19,307
Becton Dickinson & Co                   com       075887109      5,341    67,082      sole                    67,082
Bemis Co Inc                            com       081437105      2,561    78,060      sole                    78,060
BlackRock Senior High Inc Fund          com       09255T109        49     11,950      sole                    11,950
Bristol-Myers Squibb Co                 com       110122108      2,727    103,195     sole                   103,195
C V S Caremark Corp.                    com       126650100       435     12,683      sole                    12,683
CenturyLink                             com       156700106      1,193    28,704      sole                    28,704
Cerner Corp                             com       156782104       579      5,206      sole                    5,206
Chevron Corp                            com       166764100      8,663    80,596      sole                    80,596
Chubb Corp                              com       171232101      5,475    89,295      sole                    89,295
Cincinnati Financial Cp                 com       172062101       477     14,533      sole                    14,533
Cisco Systems Inc                       com       17275R102       505     29,445      sole                    29,445
Coca Cola Company                       com       191216100       365      5,507      sole                    5,507
Cohen & Steers Quality Income Realty Fd com       19247L106       704     70,384      sole                    70,384
Colgate-Palmolive Co                    com       194162103       804      9,958      sole                    9,958
Computer Sciences Corp                  com       205363104       300      6,155      sole                    6,155
ConAgra Foods, Inc.                     com       205887102       571     24,040      sole                    24,040
ConocoPhillips                          com       20825C104      5,786    72,454      sole                    72,454
Corning Inc                             com       219350105      1,636    79,310      sole                    79,310
Dominion Resources Inc.                 com       25746U109       788     17,630      sole                    17,630
DTF Tax free Income Inc.                com       23334J107      1,206    83,590      sole                    83,590
Du Pont E I De Nemour&Co                com       263534109       341      6,205      sole                    6,205
EastGroup Properties Inc.               com       277276101      1,161    26,410      sole                    26,410
Eaton Corporation                       com       278058102      3,668    66,165      sole                    66,165
Eaton Vance Ltd Duration Inc Fd         com       27828H105       171     10,715      sole                    10,715
Eli Lilly & Company                     com       532457108       215      6,106      sole                    6,106
Equifax Inc                             com       294429105       256      6,595      sole                    6,595
Exxon Mobil Corporation                 com       30231G102      6,455    76,730      sole                    76,730
Family Dollar Stores Inc                com       307000109       316      6,160      sole                    6,160
Franklin Street Properties Corp.        com       35471R106       957     68,010      sole                    68,010
Freeport-McMoRan Copper & Gold Inc      com       35671D857       317      5,710      sole                    5,710
General Dynamics Corp                   com       369550108       230      3,000      sole                    3,000
General Electric                        com       369604103       532     26,519      sole                    26,519
General Mills Inc                       com       370334104      4,484    122,680     sole                   122,680
Hasbro Inc                              com       418056107       753     16,085      sole                    16,085
Healthcare Realty Trust                 com       421946104       407     17,950      sole                    17,950
Hess Corporation                        com       42809H107      4,415    51,812      sole                    51,812
Hewlett-Packard Company                 com       428236103      4,379    106,881     sole                   106,881
Highwood Properties Inc                 com       431284108       767     21,920      sole                    21,920
Hospitality Properties Trust            com       44106M102      1,290    55,704      sole                    55,704
Hugoton Royalty Trust                   com       444717102      1,892    79,577      sole                    79,577
I T T Corporation New                   com       450911102      3,364    56,025      sole                    56,025
Illinois Tool Works                     com       452308109       848     15,785      sole                    15,785
ING Clarion Global RE Income Fund       com       44982G104      1,918    233,650     sole                   233,650
Intel Corp                              com       458140100      1,909    94,579      sole                    94,579
Intl Business Machines                  com       459200101      8,670    53,169      sole                    53,169
iShares Barclays 1-3 Yr Credit Bond     iShrs     464288646       795      7,613      sole                    7,613
iShares Barclays MBS Bond               iShrs     464288588       748      7,105      sole                    7,105
iShares Barclays TIPS Bond              iShrs     464287176      1,136    10,408      sole                    10,408
IShares COMEX Gold Trust                iShrs     464285105       266     18,940      sole                    18,940
iShares iBoxx $ High Yield Corporate Bd iShrs     464288513      2,074    22,555      sole                    22,555
iShares iBoxx Inv Grade Corp Bond       iShrs     464287242      1,013     9,363      sole                    9,363
J P Morgan Chase & Co.                  com       46625H100      3,837    83,232      sole                    83,232
Johnson & Johnson                       com       478160104      3,674    62,007      sole                    62,007
Kimberly-Clark Corp                     com       494368103      1,474    22,590      sole                    22,590
Kraft Foods Inc                         com       50075N104       615     19,614      sole                    19,614
Kroger Company                          com       501044101      3,074    128,240     sole                   128,240
Lubrizol Corporation                    com       549271104      5,099    38,060      sole                    38,060
M S Emerging Mkt Debt                   com       61744H105       131     12,850      sole                    12,850
M S Emerging Mkts Domestic Debt         com       617477104      2,706    167,067     sole                   167,067
Marathon Oil Company                    com       565849106       716     13,427      sole                    13,427
McDonald's Corp.                        com       580135101      6,527    85,783      sole                    85,783
McGraw-Hill Companies Inc.              com       580645109      1,593    40,440      sole                    40,440
McKesson HBOC Inc                       com       58155Q103       392      4,955      sole                    4,955
Medtronic Inc                           com       585055106      1,508    38,323      sole                    38,323
Microsoft Corp                          com       594918104      2,314    91,120      sole                    91,120
Nokia Corp Spon Adr                     ADR       654902204       523     61,440      sole                    61,440
Northrop Grumman Corp                   com       666807102      3,795    60,523      sole                    60,523
Occidental Pete Corp                    com       674599105       703      6,730      sole                    6,730
Omnicom Group Inc                       com       681919106      2,931    59,746      sole                    59,746
Oracle Corporation                      com       68389X105      1,835    54,875      sole                    54,875
PepsiCo Incorporated                    com       713448108      1,461    22,685      sole                    22,685
Pfizer Incorporated                     com       717081103       751     36,976      sole                    36,976
PG & E Corp.                            com       69331C108      4,857    109,930     sole                   109,930
PowerShares DB Commodity Index Tracking com       73935S105      3,259    106,810     sole                   106,810
PowerShares DB Commodity Long ETN       com       25154H459       888     44,505      sole                    44,505
PowerShares DB Gold Index Fd.           com       73936B606       399      7,915      sole                    7,915
Procter & Gamble                        com       742718109      6,034    97,953      sole                    97,953
Riversource Lasalle INTL RE FD          com       76932W102       155     15,675      sole                    15,675
Ross Stores, Inc                        com       778296103      1,102    15,490      sole                    15,490
Sabine Royalty Trust                    com       785688102       695     11,455      sole                    11,455
Schlumberger LTD                        com       806857108       385      4,125      sole                    4,125
Simon Ppty Group New                    com       828806109      1,297    12,099      sole                    12,099
SPDR Barclays Capital High Yield Bond   com       78464A417       990     24,450      sole                    24,450
SPDR Dow Jones REIT                     REIT ETF  78464A607       224      3,460      sole                    3,460
SPDR Gold Shares                        Gold Shs  78463V107      3,439    24,588      sole                    24,588
Stereotaxis Inc                         com       85916J102        98     25,260      sole                    25,260
Suncor Energy Inc                       com       867224107       235      5,240      sole                    5,240
Sysco Corporation                       com       871829107       622     22,446      sole                    22,446
T J X Cos Inc                           com       872540109      2,782    55,942      sole                    55,942
Target Corporation                      com       87612E106       627     12,540      sole                    12,540
TCW Strategic Income Fund, Inc.         com       872340104      1,721    314,595     sole                   314,595
Teleflex, Inc.                          com       879369106       995     17,165      sole                    17,165
Teva Pharm Inds Ltd ADR                 ADR       881624209      3,202    63,830      sole                    63,830
Texas Instruments Inc                   com       882508104      2,988    86,445      sole                    86,445
The Bank Of Nova Scotia                 com       064149107       836     13,620      sole                    13,620
Thermo Fisher Scientific  Inc.          com       883556102      4,121    74,186      sole                    74,186
Toronto-Dominion Bank                   com new   891160509      7,886    89,015      sole                    89,015
Total S.A. ADS                          ADR       89151E109      2,413    39,585      sole                    39,585
Travelers Companies Inc                 com       89417E109      1,264    21,250      sole                    21,250
U G I Corporation New                   com       902681105      6,222    189,106     sole                   189,106
Union Pacific                           com       907818108      1,986    20,195      sole                    20,195
United Technologies Corp                com       913017109      5,938    70,144      sole                    70,144
UnitedHealth Group Inc.                 com       91324P102       200      4,426      sole                    4,426
US Bancorp                              com new   902973304      3,624    137,128     sole                   137,128
V F Corporation                         com       918204108       662      6,720      sole                    6,720
Verizon Communications                  com       92343V104      4,762    123,547     sole                   123,547
Walgreen Company                        com       931422109      1,102    27,453      sole                    27,453
Wal-Mart Stores Inc                     com       931142103      6,447    123,867     sole                   123,867
Washington REIT                         com       939653101      1,843    59,290      sole                    59,290
Wells Fargo & Company                   com       949746101      1,018    32,116      sole                    32,116
Western Asset High Income Oppty Fd Inc  com       95766K109       135     21,290      sole                    21,290
Western Asset Intermediate Muni Fd      com       958435109       608     65,870      sole                    65,870